WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	AUSTRALIA — 2.4%
41,928	Atlassian Corp. - Class A*	$7,176,816
	CANADA — 5.1%
77,313	Canadian Pacific Railway Ltd.	5,948,462
67,481	Waste Connections, Inc.	9,384,583
		15,333,045
	DENMARK — 4.0%
77,374	Novo Nordisk A/S - Class B	12,288,557
	FRANCE — 6.2%
12,213	LVMH Moet Hennessy Louis Vuitton S.E.	11,210,221
33,037	Pernod Ricard S.A.	7,480,468
		18,690,689
	INDIA — 2.8%
394,096	ICICI Bank Ltd. - ADR	8,504,592
	ITALY — 2.6%
29,021	Ferrari N.V.	7,864,083
	NETHERLANDS — 2.9%
5,618	Adyen N.V.*	8,951,726
	SWEDEN — 4.2%
509,898	Atlas Copco A.B. - A Shares	6,459,566
47,790	Evolution A.B.	6,402,831
		12,862,397
	SWITZERLAND — 3.0%
5,857	Mettler-Toledo International, Inc.*	8,962,440
	UNITED KINGDOM — 5.6%
55,442	AstraZeneca PLC	7,682,069
26,246	Linde PLC	9,328,878
		17,010,947
	UNITED STATES — 58.9%
64,761	Amazon.com, Inc.*	6,689,164
154,639	Amphenol Corp. - Class A	12,637,099
51,101	Arthur J. Gallagher & Co.	9,776,132
28,676	BILL Holdings, Inc.*	2,326,771
81,523	Booz Allen Hamilton Holding Corp.	7,556,367

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
84,158	Corteva, Inc.	$5,075,569
10,456	Costco Wholesale Corp.	5,195,273
88,360	Datadog, Inc.*	6,420,238
61,024	Entegris, Inc.	5,004,578
88,139	Floor & Decor Holdings, Inc. - Class A*	8,657,013
52,957	HEICO Corp. - Class A	7,196,856
16,972	Lam Research Corp.	8,997,197
46,611	LPL Financial Holdings, Inc.	9,434,066
17,799	McKesson Corp.	6,337,334
27,800	Microsoft Corp.	8,014,740
15,845	MSCI, Inc.	8,868,288
20,702	Old Dominion Freight Line, Inc.	7,056,070
9,142	ServiceNow, Inc.*	4,248,470
28,542	Snowflake, Inc. - Class A*	4,403,745
38,899	Stryker Corp.	11,104,497
19,543	Thermo Fisher Scientific, Inc.	11,263,999
23,656	UnitedHealth Group, Inc.	11,179,589
49,094	Visa, Inc. - Class A	11,068,733
		178,511,788
	TOTAL COMMON STOCKS
	(Cost $270,031,211)	296,157,080

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 2.1%
6,567,326	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[1]	6,567,326
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,567,326)	6,567,326
	TOTAL INVESTMENTS — 99.8%
	(Cost $276,598,537)	302,724,406
	Other Assets in Excess of Liabilities — 0.2%	495,346
	TOTAL NET ASSETS — 100.0%	$303,219,752

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.